Fair Value Measurements (Details) - Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis	Dec. 31, 2021 USD ($)
Assets:
Investments held in Trust Account — Money market fund	$ 345,034,536
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in Trust Account — Money market fund	345,034,536
Liabilities:
Derivative warrant liabilities - Public warrants	28,548,750
Derivative warrant liabilities - Private placement warrants
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in Trust Account — Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants	0
Derivative warrant liabilities - Private placement warrants	$ 20,742,670